12. Income Taxes (Details - Deferred tax assets) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss	$ 766,000	$ 952,000
Provisions and Accrued liabilities	29,000	44,000
Total deferred tax assets	795,000	996,000
Deferred tax liabilities:
Embedded derivative
Deprecation and amortization
Total deferred tax asset	$ 795,000	$ 996,000